Condensed Consolidated Statement of Changes In Redeemable Preferred Stock and Stockholders' Equity - USD ($)		Common Stock [Member] Big Cypress Acquisition Corp [Member]		Common Stock [Member]	Additional Paid-in Capital [Member] Big Cypress Acquisition Corp [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Big Cypress Acquisition Corp [Member]	Retained Earnings [Member]	Preferred Stock [Member] Series A-2A Redeemable Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A-1 Preferred Stock [Member]	Preferred Stock [Member] Series A-2 Preferred Stock [Member]	Preferred Stock [Member] Series A-2A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Big Cypress Acquisition Corp [Member]	Series B Preferred Stock [Member]	Total
Beginning balance, value at Dec. 31, 2018				$ 3,522		$ 25,115,498		$ (23,115,904)	$ 9,999,999	$ 662	$ 253	$ 404					$ 2,004,435
Beginning balance, shares at Dec. 31, 2018				35,216,000					3,333,333	6,615,000	2,525,800	4,039,963
Stock-based compensation						371,388											371,388
Issuance of preferred stock in private offerings, net of issuance cost						4,304,776								$ 124			4,304,900
Issuance of preferred stock in private offerings, net of issuance costs, shares														1,236,786		1,236,786
Net income (loss)								(8,986,289)									(8,986,289)
Ending balance, value at Dec. 31, 2019				$ 3,522		29,791,662		(32,102,193)	$ 9,999,999	$ 662	$ 253	$ 404		$ 124			(2,305,566)
Ending balance, shares at Dec. 31, 2019				35,216,000					3,333,333	6,615,000	2,525,800	4,039,963		1,236,786
Termination of redemption feature						9,999,666			$ (9,999,999)				$ 333				9,999,999
Termination of redemption feature, shares									(3,333,333)				3,333,333
Stock-based compensation						1,040,776											1,040,776
Issuance of preferred stock in private offerings, net of issuance cost						9,899,920								$ 285			9,900,205
Issuance of preferred stock in private offerings, net of issuance costs, shares														2,853,754
Net income (loss)								11,673,099									11,673,099
Ending balance, value at Sep. 30, 2020				$ 3,522		50,732,024		20,429,094		$ 662	$ 253	$ 404	$ 333	$ 409			30,308,513
Ending balance, shares at Sep. 30, 2020				35,216,000						6,615,000	2,525,800	4,039,963	3,333,333	4,090,540
Beginning balance, value at Dec. 31, 2019				$ 3,522		29,791,662		(32,102,193)	$ 9,999,999	$ 662	$ 253	$ 404		$ 124			(2,305,566)
Beginning balance, shares at Dec. 31, 2019				35,216,000					3,333,333	6,615,000	2,525,800	4,039,963		1,236,786
Termination of redemption feature						9,999,666			$ (9,999,999)				$ 333				9,999,999
Termination of redemption feature, shares									(3,333,333)				3,333,333
Stock-based compensation						1,295,423											1,295,423
Issuance of preferred stock in private offerings, net of issuance cost						9,899,921								$ 285			9,900,206
Issuance of preferred stock in private offerings, net of issuance costs, shares														2,853,754		2,853,754
Net income (loss)								20,117,773									20,117,773
Ending balance, value at Dec. 31, 2020		$ 288		$ 3,522	$ 24,712	50,986,672	$ (8,996)	(11,984,420)		$ 662	$ 253	$ 404	$ 333	$ 409	$ 16,004		39,007,835
Ending balance, shares at Dec. 31, 2020		2,875,000	[1]	35,216,000						6,615,000	2,525,800	4,039,963	3,333,333	4,090,540
Beginning balance, value at Nov. 11, 2020
Beginning balance, shares at Nov. 11, 2020	[1]	0
Common stock issued to Sponsor		$ 288			24,712										25,000
Common stock issued to Sponsor, shares	[1]	2,875,000
Net income (loss)							(8,996)								(8,996)
Ending balance, value at Dec. 31, 2020		$ 288		$ 3,522	24,712	50,986,672	(8,996)	(11,984,420)		$ 662	$ 253	$ 404	$ 333	$ 409	16,004		39,007,835
Ending balance, shares at Dec. 31, 2020		2,875,000	[1]	35,216,000						6,615,000	2,525,800	4,039,963	3,333,333	4,090,540
Sale of 11,500,000 Units, net of underwriting discount and offering expenses		$ 1,150													1,150
Sale of 11,500,000 Units, net of underwriting discount and offering expenses, shares		11,500,000
Sale of 417,200 Private Placement Units, net of private warrant liability and proceeds used to overfund trust account		$ 42			2,771,995										2,772,037
Sale of 417,200 Private Placement Units, net of private warrant liability and proceeds used to overfund trust account, Shares		417,200
Proceeds received from sale of shares to representative					2,105										2,105
Net income (loss)							2,973,220								2,973,220
Common stock subject to possible redemption		$ (1,150)													(1,150)
Common stock subject to possible redemption, shares		(11,500,000)
Accretion of common stock subject to possible redemption					(2,798,812)		(9,724,893)								(12,523,705)
Ending balance, value at Mar. 31, 2021		$ 330					(6,760,669)								(6,760,339)
Ending balance, shares at Mar. 31, 2021		3,292,200
Beginning balance, value at Dec. 31, 2020		$ 288		$ 3,522	24,712	50,986,672	(8,996)	(11,984,420)		$ 662	$ 253	$ 404	$ 333	$ 409	16,004		39,007,835
Beginning balance, shares at Dec. 31, 2020		2,875,000	[1]	35,216,000						6,615,000	2,525,800	4,039,963	3,333,333	4,090,540
Stock-based compensation						1,663,210											1,663,210
Net income (loss)								(5,593,035)							440,230		(5,593,035)
Ending balance, value at Sep. 30, 2021		$ 330		$ 3,522		52,649,882	(9,293,659)	(17,577,455)		$ 662	$ 253	$ 404	$ 333	$ 409	(9,293,329)		35,078,010
Ending balance, shares at Sep. 30, 2021		3,292,200		35,216,000						6,615,000	2,525,800	4,039,963	3,333,333	4,090,540
Beginning balance, value at Mar. 31, 2021		$ 330					(6,760,669)								(6,760,339)
Beginning balance, shares at Mar. 31, 2021		3,292,200
Net income (loss)							(2,202,161)								(2,202,161)
Ending balance, value at Jun. 30, 2021		$ 330					(8,962,830)								(8,962,500)
Ending balance, shares at Jun. 30, 2021		3,292,200
Net income (loss)							(330,829)								(330,829)
Ending balance, value at Sep. 30, 2021		$ 330		$ 3,522		$ 52,649,882	$ (9,293,659)	$ (17,577,455)		$ 662	$ 253	$ 404	$ 333	$ 409	$ (9,293,329)		$ 35,078,010
Ending balance, shares at Sep. 30, 2021		3,292,200		35,216,000						6,615,000	2,525,800	4,039,963	3,333,333	4,090,540

[1]	Includes up to 343,125 founder shares subject to forfeiture by the Sponsor and up to 31,875 representative shares held by Ladenburg and certain of its employees subject to forfeiture if over-allotment option was not exercised in full or in part by the underwriters (see Note 5 and Note 8). As a result of the underwriter’s election to fully exercise their over-allotment option on January 14, 2021, the founder shares and representative shares are no longer subject to forfeiture (see Note 8).